Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information
20.	SEGMENT INFORMATION

The Company designs, develops, manufactures and markets a broad range of products, including discrete and standard commodity components, application-specific integrated circuits (“ASICs”), full custom devices and semi-custom devices and application-specific standard products (“ASSPs”) for analog, digital, and mixed-signal applications.  In addition, the Company further participates in the manufacturing value chain of smartcard products, which includes the production and sale of both silicon chips and smartcards.

The Company’s reportable segments are as follows:

•	Automotive and Discrete Group (ADG), comprised of dedicated automotive ICs, and discrete and power transistor products.
•	Analog, MEMS and Sensors Group (AMS), comprised of analog, smart power, low power RF, MEMS sensors and actuators, and optical sensing solutions.
•	Microcontrollers and Digital ICs Group (MDG), comprised of microcontrollers (general purpose and secure), memories (RF and EEPROM), and RF communications.

For the computation of the segments’ internal financial measurements, the Company uses certain internal rules of allocation for the costs not directly chargeable to the segments, including cost of sales, selling, general and administrative expenses and a part of research and development expenses. In compliance with the Company’s internal policies, certain costs are not allocated to the segments, but reported in “Others”. Those comprise unused capacity charges, including reduced manufacturing activity due to COVID-19, impairment, restructuring charges and other related closure costs, management reorganization expenses, phase-out and start-up costs of certain manufacturing facilities, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.  In addition, depreciation and amortization expense is part of the manufacturing costs allocated to the segments and is neither identified as part of the inventory variation nor as part of the unused capacity charges; therefore, it cannot be isolated in the costs of goods sold. Finally, R&D grants are allocated to the Company’s segments proportionally to the incurred R&D expenses on the sponsored projects.

Wafer costs are allocated to the segments based on actual cost.  From time to time, with respect to specific technologies, wafer costs are allocated to segments based on market price.

The following tables present the Company’s consolidated net revenues and consolidated operating income by reportable segment.

Net revenues by reportable segment:

	December 31, 2020	December 31, 2019	December 31, 2018
Automotive and Discrete Group (ADG)	3,284	3,606	3,556
Analog, MEMS and Sensors Group (AMS)	3,892	3,299	3,154
Microcontrollers and Digital ICs Group (MDG)	3,030	2,638	2,940
Total net revenues of product segments	10,206	9,543	9,650
Others	13	13	14
Total consolidated net revenues	10,219	9,556	9,664

Operating income by reportable segment:

	December 31, 2020	December 31, 2019	December 31, 2018
Automotive and Discrete Group (ADG)	182	357	431
Analog, MEMS and Sensors Group (AMS)	810	596	488
Microcontrollers and Digital ICs Group (MDG)	504	354	547
Total operating income of product segments	1,496	1,307	1,466
Others(1)	(173)	(104)	(66)
Total consolidated operating income	1,323	1,203	1,400

(1)

Operating income (loss) of “Others” includes items such as unused capacity charges, including reduced manufacturing activity due to COVID-19, impairment, restructuring charges and other related closure costs, management reorganization costs, phase out and start-up costs of certain manufacturing facilities, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of other products.

Reconciliation of operating income of segments to the total operating income:

	December 31, 2020	December 31, 2019	December 31, 2018
Total operating income of segments	1,496	1,307	1,466
Impairment, restructuring charges and other related closure costs	(11)	(5)	(21)
Unused capacity charges	(153)	(65)	(1)
Other unallocated manufacturing results	(8)	(25)	2
Gain on sale of non-current assets	11	6	1
Strategic and other research and development programs and other non-allocated provisions(1)	(12)	(15)	(47)
Total operating loss Others	(173)	(104)	(66)
Total consolidated operating income	1,323	1,203	1,400

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other income (costs) that are not allocated to the product segments.

The following is a summary of operations by entities located within the indicated geographic areas for 2020, 2019 and 2018.  Net revenues represent sales to third parties from the country in which each legal entity is incorporated.  Long-lived assets consist of property, plant and equipment, net (PP&E, net).  A significant portion of property, plant and equipment expenditures is attributable to front-end and back-end facilities, located in the different countries in which the Company operates.  As such, the Company mainly allocates capital spending resources according to geographic areas rather than along product segment areas.

Net revenues

	December 31, 2020	December 31, 2019	December 31, 2018
Netherlands	2,795	2,842	2,917
France	89	108	127
Italy	52	59	64
USA	976	1,157	1,132
Singapore	5,817	4,857	4,873
Japan	479	520	534
Other countries	11	13	17
Total	10,219	9,556	9,664

Property, plant and equipment

	December 31, 2020	December 31, 2019
Netherlands	1,046	897
France	905	726
Italy	1,213	900
Other European countries	118	117
USA	24	25
Singapore	604	670
Malaysia	186	218
Other countries	500	454
Total	4,596	4,007